Document and Entity Information	Oct. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2022
Entity File Number	000-54995
Entity Registrant Name	I-ON DIGITAL CORP.
Entity Central Index Key	0001580490
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-3031328
Entity Address, Address Line One	15, Teheran-ro 10-gil
Entity Address, Address Line Two	Gangnam-gu
Entity Address, City or Town	Seoul
Entity Address, Country	KR
Entity Address, Postal Zip Code	06234
City Area Code	82
Local Phone Number	2-3430-1200
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	IONI
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false